Earnings Per Share (Tables)	12 Months Ended
Dec. 31, 2023
Earnings Per Share [Abstract]
Schedule of Computation of Basic and Diluted Earnings per Share of Common Stock
The following table presents the computation of basic and diluted income (loss) per share of common stock:

	For the year ended December 31,
($ and shares in millions, except per share amounts)	2023	2022	2021
Numerator:
Net income from continuing operations attributable to IGT PLC	156	275	65
Net income from discontinued operations attributable to IGT PLC	—	—	417
Net income attributable to IGT PLC	156	275	482

Denominator:
Weighted-average shares - basic	200	202	205
Incremental shares under stock based compensation plans	3	2	2
Weighted-average shares - diluted	203	203	207

Net income from continuing operations attributable to IGT PLC per common share - basic	0.78	1.36	0.32
Net income from continuing operations attributable to IGT PLC per common share - diluted	0.77	1.35	0.31
Net income from discontinued operations attributable to IGT PLC per common share - basic	—	—	2.03
Net income from discontinued operations attributable to IGT PLC per common share - diluted	—	—	2.02
Net income attributable to IGT PLC per common share - basic	0.78	1.36	2.35
Net income attributable to IGT PLC per common share - diluted	0.77	1.35	2.33